COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Commitments and Contingencies [Abstract]
Disclosure of Detailed Information About Commitments In Unused Lines of Credit [Text Block]
Commitments in unused lines of credit

	December 31, 2017				December 31, 2016
	Notional Amount		Fair Value		Notional Amount		Fair Value
Guarantees	Ps.	3,495,921	Ps.	58,936	Ps.	3,510,546	Ps.	61,030
Unused letters of credit		1,177,697		10,314		1,084,589		4,569
Unused limits of overdrafts		75,225		-		128,621		-
Unused credit card limits		18,025,620		-		17,383,743		-
Other		4,448,775		-		5,480,222		-
Total	Ps.	27,223,238	Ps.	69,250	Ps.	27,587,721	Ps.	65,599

Disclosure of Detailed Information About Credit Commitments by Currency [Text Block]
Following is the detail of the credit commitments by type of currency:

	December 31, 2017		December 31, 2016
Colombian Pesos	Ps.	10,271,676	Ps.	13,608,215
U.S. dollars		16,589,399		13,626,359
Euro		85,887		37,263
Other		276,276		315,884
Total	Ps.	27,223,238	Ps.	27,587,721

Disclosure of finance lease and operating lease by lessee [text block]
	December 31, 2017		December 31, 2016
Up to one year	Ps.	246,373	Ps.	200,796
Greater than one year and up to five years		526,557		544,148
More than five years		233,239		309,696
Total	Ps.	1,006,169	Ps.	1,054,640